Document and Entity Information	11 Months Ended
Nov. 30, 2017
Details
Registrant Name	MAGELLAN GOLD CORPORATION
Registrant CIK	0001515317
SEC Form	8-K
Period End date	Nov. 30, 2017
Fiscal Year End	--12-31
Trading Symbol	mgc
Tax Identification Number (TIN)	273566922
Current with reporting	Yes
Voluntary filer	No
Well-known Seasoned Issuer	No
Amendment Flag	false
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Incorporation, State Country Name	Nevada
Contained File Information, File Number	333-174287
Entity Address, Address Line One	2010A Harbison Drive # 312
Entity Address, City or Town	Vacavill
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95687
City Area Code	707
Local Phone Number	884-3766